Stock-Based Compensation - Schedule of Stock Option Activity Under the Plan and the Predecessor Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Beginning balance, Number		4,234,000	3,818,000	3,818,000
Granted		1,980,000		1,513,000
Exercised	(33,000)	(33,000)		0	0
Forfeited and expired		(236,000)		(1,097,000)
Ending balance, Number	5,945,000	5,945,000		4,234,000	3,818,000
Vested and expected to vest	5,945,000	5,945,000		4,234,000
Exercisable	5,945,000	5,945,000		2,315,000
Beginning balance, Weighted-Average Exercise Price		$ 5.22	$ 6.37	$ 6.37
Weighted-Average Exercise Price, Granted		1.27		2.28
Weighted-Average Exercise Price, Exercised		1.08
Weighted-Average Exercise Price, Forfeited and expired		5.04		4.74
Ending balance, Weighted-Average Exercise Price	$ 2.81	2.81		5.22	$ 6.37
Weighted-Average Exercise Price, Vested and expected to vest	2.81	2.81		5.22
Weighted-Average Exercise Price, Exercisable	$ 2.81	$ 2.81		$ 5.38
Weighted-Average Remaining Term (years)		3 years 9 months 18 days	7 years 4 months 24 days	7 years 4 months 24 days	7 years 2 months 12 days
Weighted-Average Remaining Term (years), Vested and expected to vest		3 years 9 months 18 days		7 years 4 months 24 days
Weighted-Average Remaining Term (years), Exercisable		3 years 9 months 18 days		6 years 7 months 6 days
Aggregate-Intrinsic Value	$ 2,740	$ 2,740		$ 28
Aggregate-Intrinsic Value, Vested and expected to vest	2,740	2,740		28
Aggregate-Intrinsic Value, Exercisable	$ 2,740	$ 2,740		$ 9